Subsequent Events	4 Months Ended
Feb. 01, 2021
Subsequent Events [Abstract]
Subsequent Events
Note 9 - Subsequent Events
The Company evaluated events that have occurred after the balance sheet date through the date on which the financial statement is issued. Based upon this review, other than the effects of the restatement described in Note 2, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statement.